SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Operations by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 33,264	$ 20,025	$ 28,340
Property and equipment, net	1,218	1,638	888
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,713	5,681	25,204
Property and equipment, net	0	0	0
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,482	1,211	1,325
Property and equipment, net	0	0	0
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,778	1,803	1,420
Property and equipment, net	0	0	0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,921	9,888	121
Property and equipment, net	107	122	14
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,309	724	161
Property and equipment, net	1,111	1,516	874
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,034	675	0
Property and equipment, net	0	0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27	43	109
Property and equipment, net	$ 0	$ 0	$ 0